Supplement dated November 26, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Social Bond Fund	11/1/2017
Effective December 3, 2018 (the Effective Date), the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the “Summary of the Fund – Fund Management” section of the Prospectus is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kimberly Campbell	Senior Portfolio Manager	Lead Portfolio Manager	December 2018
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Portfolio Manager	2015
Malcolm (Mac) Ryerse	Lead Analyst (US), Responsible Investment	Portfolio Manager	December 2018
The rest of the section remains the same.
On the Effective Date, the information under the heading “Portfolio Managers” in the “More Information About the Fund - Primary Service Providers” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kimberly Campbell	Senior Portfolio Manager	Lead Portfolio Manager	December 2018
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Portfolio Manager	2015
Malcolm (Mac) Ryerse	Lead Analyst (US), Responsible Investment	Portfolio Manager	December 2018
Ms. Campbell joined one of the Columbia Management legacy firms or acquired business lines in 1995. Ms. Campbell began her investment career in 1980 and earned a B.A. from Smith College.
Mr. Murphy joined the Investment Manager in 2002. Mr. Murphy began his investment career in 1986 and earned a B.B.A. from the University of Notre Dame and an M.B.A. from the University of Michigan.
Mr. Ryerse joined one of the Columbia Management legacy firms or acquired business lines in 2010. Mr. Ryerse began his investment career in 2010 and earned a B.A. from Gustavus Adolphus College, an M.A. from Gonzaga University and an M.B.A. from Bethel University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP262_07_003_(11/18)